SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2022 segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT INFORMATION
Number of reportable segments | segment		1	1
Number of operating segments | segment	4	4	4
Net revenues		¥ 60,668,779	$ 8,796,146	¥ 80,752,439	¥ 70,480,978
Material costs, Commission and compensation costs		(41,915,394)		(58,133,203)	(48,171,168)
Contribution		18,753,385		22,619,236	22,309,810
Existing home transaction services
SEGMENT INFORMATION
Net revenues		24,123,703		31,947,953	30,564,584
Material costs, Commission and compensation costs		(14,510,838)		(20,123,501)	(18,065,451)
Contribution		9,612,865		11,824,452	12,499,133
New home transaction services
SEGMENT INFORMATION
Net revenues		28,650,374		46,472,378	37,937,886
Material costs, Commission and compensation costs		(21,886,020)		(37,525,240)	(29,787,961)
Contribution		6,764,354		8,947,138	8,149,925
Home renovation and furnishing
SEGMENT INFORMATION
Net revenues		5,046,627		197,452	108,960
Material costs, Commission and compensation costs		(3,562,068)		(195,869)	(127,901)
Contribution		1,484,559		1,583	(18,941)
Emerging and other services
SEGMENT INFORMATION
Net revenues		2,848,075		2,134,656	1,869,548
Material costs, Commission and compensation costs		(1,956,468)		(288,593)	(189,855)
Contribution		¥ 891,607		¥ 1,846,063	¥ 1,679,693